Other Non-Current Liabilities - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Losses recognized on remeasurement of warrant liability		$ 261.6	$ 107.7
Percentage of warrants excercise under VCAP	100.00%